Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2021
Accrued Expenses
Accrued Expenses - Schedule (Table)

	June 30, 2021	December 31, 2020
Accrued voyage expenses	$1,633	$2,248
Accrued loan interest	7,338	8,194
Accrued legal and professional fees	1,307	2,083
Total accrued expenses	$10,278	$12,525